SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
SCHEDULE OF CURRENCY EXCHANGE RATES

The following table outlines the currency exchange rates that were used in preparing the consolidated financial statements:

	December 31, 2023		December 31, 2024		December 31, 2025
	Years-ended spot rate	Average rate	Years-ended spot rate	Average rate	Years-ended spot rate	Average rate
US$ against RMB	US$1=RMB7.0978	US$1=RMB7.0803	US$1=RMB7.2993	US$1=RMB7.1957	US$1=RMB 6.9931	US$1=RMB 7.1875
US$ against NT$	US$1=NT$30.6200	US$1=NT$31.1525	US$1=NT$32.7900	US$1=NT$32.1064	US$1=NT$ 31.3700	US$1=NT$ 31.1663

SCHEDULE OF ESTIMATED ECONOMIC USEFUL LIVES OF THE ASSETS

Intangible assets are carried at cost less accumulated amortization and any recorded impairment. Intangible assets are amortized using the straight-line approach over the estimated economic useful lives of the assets as follows:

Category	Estimated useful lives
Land use right	50 years
Software	3 years

SCHEDULE OF PROPERTY PLANT AND EQUIPMENT ESTIMATED USEFUL LIVES
Category	Estimated useful lives
Electronic equipment	3 years
Machinery and equipment	3-10 years
Vehicle	4 years
Office equipment	3-5 years
Building	20 years

SCHEDULE OF REAL ESTATE PROPERTIES FOR LEASE
Category.	Estimated useful lives
Plant	20 years
Land use right	50 years

SCHEDULE OF DISAGGREGATION OF REVENUE

The following table disaggregates the Company’s revenue for the years ended December 31, 2023, 2024 and 2025:

	For the year ended December 31,
	2023	2024	2025
By revenue type
Sales of manufactured electronic products	$2,329,491	$1,318,521	$2,650,399
Commissioned processing service	942,626	382,146	349,753
Rental income	267,591	177,593	25,021
Others	131,014	120,711	5,507
Total	$3,670,722	$1,998,971	$3,030,680

Timing of revenue recognition
Point in time	3,403,131	1,821,378	3,005,659
Over time	267,591	177,593	25,021
Total	$3,670,722	$1,998,971	$3,030,680